CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 288,844	$ (10,525)	$ (308,461)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	350,862	313,065	217,496
Amortization of deferred financing costs	14,203	14,302	5,974
Amortization of deferred interest expense	1,142
Amortization of discount on senior notes payable	723	417
Loss on disposal of property and equipment	426	176	640
Impairment loss recognized on property and equipment			3,137
Allowance for doubtful debts and direct write off	37,803	33,182	16,757
Loss on extinguishment of debt	25,193
Written off deferred financing costs on modification of debt		1,992
Share-based compensation	8,624	6,043	11,385
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	4,310
Change in fair value of interest rate swap agreements	(3,947)
Changes in operating assets and liabilities:
Accounts receivable	(69,741)	(45,795)	(209,025)
Amounts due from affiliated companies	(318)	(1,527)	649
Income tax receivable	265
Inventories	(268)	(5,565)	(6,081)
Prepaid expenses and other current assets	(9,359)	1,914	(4,107)
Long-term prepayment, deposits and other assets	379	180	(1,712)
Deferred tax assets	1	(25)	28
Accounts payable	3,143	64	6,225
Accrued expenses and other current liabilities	94,182	94,190	158,332
Income tax payable	238	(34)	(1,186)
Amounts due to affiliated companies	412	(689)	(1,220)
Amounts due to shareholders	(267)	11	25
Other long-term liabilities	777	326	321
Deferred tax liabilities	(2,967)	253	(1,434)
Net cash provided by (used in) operating activities	744,660	401,955	(112,257)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of subsidiaries	(290,058)
Changes in restricted cash	(185,992)	69,137	(168,142)
Acquisition of property and equipment	(90,268)	(197,385)	(937,074)
Payment for land use right	(15,271)	(29,802)	(30,559)
Deposits for acquisition of property and equipment	(3,962)	(5,224)	(2,712)
Payment for entertainment production costs	(70)	(27,116)	(21,735)
Proceeds from sale of property and equipment	233	80	3,730
Refund of deposit for acquisition of land interest			12,853
Net cash used in investing activities	(585,388)	(190,310)	(1,143,639)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt	(117,076)	(551,402)
Payment of deferred financing costs	(36,135)	(22,944)	(870)
Proceeds from long-term debt	706,556	592,026	270,691
Proceeds from exercise of share options	4,565
Proceeds from issue of share capital			383,529
Net cash provided by financing activities	557,910	17,680	653,350
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	(1,081)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	716,101	229,325	(602,546)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	441,923	212,598	815,144
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,158,024	441,923	212,598
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest (net of capitalized interest)	(111,656)	(85,183)	(27,978)
Cash paid for tax (net of refunds)	(827)	(726)	(2,457)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Construction costs and property and equipment funded through accrued expenses and other current liabilities	14,630	16,885	91,648
Land use right cost funded through accrued expenses and other current liabilities		80	22,462
Costs of property and equipment funded through amounts due to affiliated companies	52		4,427
Deferred financing costs funded through accrued expenses and other current liabilities	778	240
Provision of bonus funded through restricted shares issued and vested			6,914
Acquisition of subsidiaries funded through accrued expenses and other current liabilities and other long-term liabilities	48,473
Settlement of shareholders' loans through issuance of shares	$ 115,442